Overview (Details) - Mr. Man Tak Lau [Member] - MYR (RM)	Dec. 14, 2022	Dec. 21, 2022
TEM Electronics (M) Sdn Bhd [Member]
Overview [Line Items]
Percentage of transferred issued share capital	100.00%
TEM SP Limited [Member]
Overview [Line Items]
Percentage of transferred issued share capital		100.00%
Total consideration (in Ringgits)	RM 20,143,836